CASH FLOWS STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operations
Net income	$ 88,136	$ 72,361	$ 72,738
Adjustments to reconcile net income to net cash from operations:
Depreciation, amortization, and other	22,287	13,861	14,460
Stock-based compensation expense	10,734	9,611	7,502
Net recognized losses (gains) on investments and derivatives	305	196	(409)
Deferred income taxes	(4,738)	(6,059)	(5,702)
Changes in operating assets and liabilities:
Accounts receivable	(7,191)	(4,087)	(6,834)
Inventories	1,284	1,242	(1,123)
Other current assets	(1,648)	(1,991)	(709)
Other long-term assets	(6,817)	(2,833)	(2,805)
Accounts payable	3,545	(2,721)	2,943
Unearned revenue	5,348	5,535	5,109
Income taxes	1,687	(358)	696
Other current liabilities	4,867	2,272	2,344
Other long-term liabilities	749	553	825
Net cash from operations	118,548	87,582	89,035
Financing
Proceeds from issuance of debt, maturities of 90 days or less, net	5,250	0	0
Proceeds from issuance of debt	24,395	0	0
Repayments of debt	(29,070)	(2,750)	(9,023)
Common stock issued	2,002	1,866	1,841
Common stock repurchased	(17,254)	(22,245)	(32,696)
Common stock cash dividends paid	(21,771)	(19,800)	(18,135)
Other, net	(1,309)	(1,006)	(863)
Net cash used in financing	(37,757)	(43,935)	(58,876)
Investing
Additions to property and equipment	(44,477)	(28,107)	(23,886)
Acquisition of companies, net of cash acquired, and purchases of intangible and other assets	(69,132)	(1,670)	(22,038)
Purchases of investments	(17,732)	(37,651)	(26,456)
Maturities of investments	24,775	33,510	16,451
Sales of investments	10,894	14,354	28,443
Other, net	(1,298)	(3,116)	(2,825)
Net cash used in investing	(96,970)	(22,680)	(30,311)
Effect of foreign exchange rates on cash and cash equivalents	(210)	(194)	(141)
Net change in cash and cash equivalents	(16,389)	20,773	(293)
Cash and cash equivalents, beginning of period	34,704	13,931	14,224
Cash and cash equivalents, end of period	$ 18,315	$ 34,704	$ 13,931